RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	Years ended June 30,
Nature of transactions	2022	2023	2024
	S$	S$	S$
Premium Rich Engineering Pte. Ltd.(1)
Amount due from you (trade)	-	37,302	-
Amount due from you (non-trade)	-	3,402	-
Amount due to you (non-trade)	274,832	24,744	40,602
Sales during the year	492,447	532,704	209,202
Expenses charged to you	7,550	2,952	-
Rental income charged to you	-	4,950	900
Direct cost charged by you	4,545	42,124	102,866
Expenses charged by you	-	99,518	12,747
Deposit received from you	-	3,600	3,600
Advance paid from you (trade)		-	15,565

LRS-Premium Pte. Ltd. (2)
Amount due from you (non-trade)	1,015,117	272,096	-
Amount due to you (non-trade)	28,000	100,915	813,724
Prepayment to you	1,230,500	569,252	-
Deposit paid	878,000	878,000	778,000
Rental charged by you	-	622,915	1,149,996
Expense charged by you	-	205,984	456,477

Hing Fatt Building & Material Pte. Ltd. (3)
Amount due from you (trade)	-	7,003	31,975
Amount due from you (non-trade)	-	11,664	-
Amount due to you (non-trade)	-	90	-
Sales during the year	-	6,484	56,521
Rental charged to you	-	10,800	1,350
Expense charged by you	-	90	-

Team General Construction Pte. Ltd. (4)
Amount due from you (trade)	6,342	5,181	39,502
Amount due to you (non-trade)	-	65	-
Sales during the year	56,800	106,037	205,586
Expenses charged to you	1,360	47	2,100
Expense charged by you	-	385	-
Rental income charged to you	-	-	61,580

(1)	100% shares held by our Company’s Chief Executive Officer, Mr Gao
(2)	60% shares held by Mr Gao
(3)	100% shares held by Mr Gao
(4)	60% shares held by our Company’s Chief Executive Officer, Mr Gao via Premium Rich Engineering Pte. Ltd.